UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Money Market Fund Annual Report August 31, 2015

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year.

The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred.

How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® Arizona Municipal Income Fund	3.28%	4.16%	4.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Arizona Municipal Income Fund on August 31, 2005.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Period Ending Values
$15,242	Fidelity® Arizona Municipal Income Fund
$15,513	Barclays® Municipal Bond Index

Fidelity® Arizona Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a modestly positive return for the 12 months ending August 31, 2015, with the Barclays® Municipal Bond Index advancing 2.52%. The strongest performance occurred in the first half of the period, when many issuers exercised a level of fiscal conservatism that led to limited supply. Later in the period, new issuance increased strongly and negative headlines related to a few isolated issuers weighed on the market. Much of this new issuance was used for the purpose of refunding existing debt. Pension underfunding and partisan squabbling in Illinois, New Jersey and the city of Chicago, along with an evolving debt crisis in Puerto Rico, gave muni investors pause, despite a stable credit environment for U.S. states and local governments more broadly. Muni bonds still managed to outperform the broader taxable investment-grade bond market the past 12 months. The tax advantages of munis continued to appeal to investors, in light of higher federal income-tax rates for top earners that took effect in 2013, as well as the 3.8% Medicare tax on unearned, non-municipal investment income. At period end, investors continued to watch the flow of economic data, which the U.S. Federal Reserve has stated will help it determine the timing of any policy interest-rate increase.

Comments from Portfolio Manager Kevin Ramundo:  For the year, the fund outpaced the 3.19% return of the Barclays® Arizona 4+ Year Enhanced Municipal Bond Index. I sought to generate attractive income for the fund and protect shareholder capital. I kept the fund’s duration – a measure of its sensitivity to interest rate changes – roughly in line with the index. The fund’s overweighting in health care bonds helped relative performance, as did holdings in that sector that benefited from mergers and acquisitions. Health care securities were among the muni market’s best performers, driven by their higher yields and strong demand. Additionally, the fund’s overweighting in bonds issued by a number of hospital systems helped performance, including John C. Lincoln Health Network and the University of Arizona Medical Center Tucson. Overweighting certificates of participation (COP) issued by the state was another plus; they benefited from the state's credit-rating upgrades during the period. Holding more premium-coupon bonds and having lower-than-benchmark exposure to non-callable bonds was helpful overall, although having more exposure to a specific highly rated non-callable special-tax bond that underperformed was a drag on performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.1	22.9
Health Care	16.3	19.1
Education	16.1	14.8
Electric Utilities	12.1	10.0
Water & Sewer	11.5	11.0

Weighted Average Maturity as of August 31, 2015

6 months ago
Years	6.6	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2015

6 months ago
Years	6.9	6.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)

As of August 31, 2015
AAA	2.4%
AA,A	83.4%
BBB	9.0%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	1.1%

As of February 28, 2015
AAA	2.3%
AA,A	81.2%
BBB	12.5%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Investments August 31, 2015

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Arizona - 98.0%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$283,175
Series 2012 A, 5% 7/1/26	1,000,000	1,158,030
Series 2015 B, 5% 7/1/31	1,510,000	1,759,739
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,464,665
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,599,100
Series 2013 A, 5% 10/1/25	1,870,000	2,154,483
Series 2015, 5% 9/1/27	1,500,000	1,767,330
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,324,902
5% 7/1/32	470,000	484,777
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,434,638
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,054,670
Series 2007 B, 1% 1/1/37 (a)	1,000,000	881,100
Series 2008 A, 5.25% 1/1/31	1,000,000	1,073,530
Series 2008 D:
5.375% 1/1/32	1,005,000	1,080,787
5.5% 1/1/38	100,000	107,753
6% 1/1/27	1,000,000	1,101,090
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,331,300
5% 12/1/42	2,000,000	2,159,580
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,088,870
Series 2012 A, 5% 1/1/43	3,500,000	3,845,520
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,144,300
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25	1,000,000	1,212,790
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,474,650
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,387,660
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	551,340
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	409,185
5% 7/1/28	500,000	581,315
5% 7/1/29	455,000	525,234
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,203,930
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,435,770
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,146,836
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,319,864
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	833,560
5% 7/1/27	1,300,000	1,520,051
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,163,490
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,115,700
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007:
5% 12/1/27 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,092,990
5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,092,990
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,157,110
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,675,479
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,132,150
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,808,584
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,060,800
Series 2009 A, 6% 7/1/39	1,000,000	1,138,340
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,630,120
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	803,843
5.5% 7/1/29	480,000	567,552
5.5% 7/1/30	400,000	470,508
Series 2010 C, 4% 7/1/29	650,000	695,799
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,083,780
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,219,030
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,146,390
Series 2015:
3% 9/1/15 (FSA Insured)	285,000	285,000
3% 9/1/16 (FSA Insured)	1,490,000	1,527,503
5% 9/1/20 (FSA Insured)	440,000	504,249
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	942,018
5% 6/1/41	1,250,000	1,352,150
Series 2013, 5% 8/1/27	1,000,000	1,146,720
Series 2015, 5% 6/1/30	1,000,000	1,139,730
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,085,790
Series 2013:
5% 7/1/26 (b)	1,100,000	1,262,349
5% 7/1/29 (b)	500,000	562,600
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,515,740
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,236,280
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (b)	380,000	431,866
5% 7/1/27 (b)	400,000	447,472
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	694,876
5% 7/1/21 (AMBAC Insured)	910,000	972,490
Series 2013 A, 5% 12/1/22	1,000,000	1,168,290
Series 2014, 5% 12/1/27	1,745,000	2,010,554
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,903,516
5% 7/1/25	1,000,000	1,157,670
Series 2012 A:
5% 7/1/25	1,600,000	1,879,200
5% 7/1/26	1,000,000	1,166,920
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,440
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,102,090
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,210,849
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,173,685
5% 1/1/33	1,000,000	1,079,270
5% 1/1/38	2,400,000	2,579,952
Series 2009 A, 5% 1/1/26	2,950,000	3,308,396
Series 2015 A, 5% 12/1/34	1,500,000	1,746,270
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,624,530
5.5% 12/1/29	3,000,000	3,524,220
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	461,143
Series 2008 A, 5% 9/1/23	355,000	387,862
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,211,243
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,277,949
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,599
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,069,040
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	550,150
5% 7/1/28 (FSA Insured)	1,000,000	1,156,580
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,158,030
5% 7/1/27	1,000,000	1,194,480
5% 7/1/28	2,000,000	2,370,000
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,763,220
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,244,210
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39	1,000,000	1,106,920
Series 2012 A, 5% 6/1/37	2,225,000	2,464,699
Series 2014, 5% 8/1/28	1,000,000	1,165,550
Series 2015 A 5% 6/1/30	2,500,000	2,926,550
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,151,460
Series 2012 A, 5.25% 8/1/33	2,000,000	2,192,180
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,277,140

TOTAL ARIZONA		147,963,869

Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	300,000	327,072
6.375% 10/1/43 (b)	200,000	234,222
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	466,348

TOTAL GUAM		1,027,642

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	329,679
TOTAL MUNICIPAL BONDS
(Cost $141,882,437)		149,321,190
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $141,882,437)		149,321,190
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,663,917
NET ASSETS - 100%		$150,985,107

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	21.1%
Health Care	16.3%
Education	16.1%
Electric Utilities	12.1%
Water & Sewer	11.5%
Special Tax	10.7%
Others (Individually Less Than 5%)(a)	12.2%
100.0%

 (a) Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $141,882,437)		$149,321,190
Cash		414,978
Receivable for fund shares sold		46,365
Interest receivable		1,428,637
Other receivables		861
Total assets		151,212,031
Liabilities
Payable for fund shares redeemed	$23,082
Distributions payable	134,154
Accrued management fee	69,688
Total liabilities		226,924
Net Assets		$150,985,107
Net Assets consist of:
Paid in capital		$142,252,495
Undistributed net investment income		46,128
Accumulated undistributed net realized gain (loss) on investments		1,247,731
Net unrealized appreciation (depreciation) on investments		7,438,753
Net Assets, for 12,452,773 shares outstanding		$150,985,107
Net Asset Value, offering price and redemption price per share ($150,985,107 ÷ 12,452,773 shares)		$12.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2015
Investment Income
Interest		$5,504,496
Expenses
Management fee	$833,357
Independent trustees' compensation	632
Miscellaneous	218
Total expenses before reductions	834,207
Expense reductions	(2,052)	832,155
Net investment income (loss)		4,672,341
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,307,805
Total net realized gain (loss)		1,307,805
Change in net unrealized appreciation (depreciation) on investment securities		(1,089,243)
Net gain (loss)		218,562
Net increase (decrease) in net assets resulting from operations		$4,890,903

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,672,341	$4,834,377
Net realized gain (loss)	1,307,805	515,340
Change in net unrealized appreciation (depreciation)	(1,089,243)	9,853,367
Net increase (decrease) in net assets resulting from operations	4,890,903	15,203,084
Distributions to shareholders from net investment income	(4,675,085)	(4,818,486)
Distributions to shareholders from net realized gain	(97,580)	(384,484)
Total distributions	(4,772,665)	(5,202,970)
Share transactions
Proceeds from sales of shares	27,606,839	24,985,147
Reinvestment of distributions	3,093,920	3,308,880
Cost of shares redeemed	(25,619,263)	(48,563,480)
Net increase (decrease) in net assets resulting from share transactions	5,081,496	(20,269,453)
Redemption fees	1,002	4,678
Total increase (decrease) in net assets	5,200,736	(10,264,661)
Net Assets
Beginning of period	145,784,371	156,049,032
End of period (including undistributed net investment income of $46,128 and undistributed net investment income of $58,432, respectively)	$150,985,107	$145,784,371
Other Information Shares
Sold	2,263,762	2,145,415
Issued in reinvestment of distributions	254,009	281,835
Redeemed	(2,102,640)	(4,189,157)
Net increase (decrease)	415,131	(1,761,907)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Income Fund

		August 31,
Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$12.11	$11.31	$12.19	$11.55	$11.76
Income from Investment Operations
Net investment income (loss)A	.375	.399	.382	.413	.420
Net realized and unrealized gain (loss)	.018	.831	(.855)	.641	(.210)
Total from investment operations	.393	1.230	(.473)	1.054	.210
Distributions from net investment income	(.375)	(.398)	(.382)	(.412)	(.420)
Distributions from net realized gain	(.008)	(.032)	(.025)	(.002)	–
Total distributions	(.383)	(.430)	(.407)	(.414)	(.420)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$12.12	$12.11	$11.31	$12.19	$11.55
Total ReturnC	3.28%	11.06%	(4.03)%	9.26%	1.92%
Ratios to Average Net AssetsD
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.08%	3.40%	3.16%	3.47%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$150,985	$145,784	$156,049	$183,907	$160,378
Portfolio turnover rate	17%	8%	20%	12%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	17.1	80.9	84.0
8 - 30	67.5	2.6	0.8
31 - 60	6.1	3.1	4.1
61 - 90	0.0	0.0	2.5
91 - 180	3.2	12.4	2.9
> 180	6.1	1.0	5.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	8/31/15	2/28/15	8/31/14
Fidelity Arizona Municipal Money Market Fund	29 Days	24 Days	29 Days
All Tax-Free Money Market Funds Average(a)	32 Days	32 Days	38 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	8/31/15	2/28/15	8/31/14
Fidelity Arizona Municipal Money Market Fund	30 Days	24 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of August 31, 2015
Variable Rate Demand Notes (VRDNs)	66.4%
Other Municipal Debt	20.2%
Investment Companies	8.3%
Net Other Assets (Liabilities)	5.1%

As of February 28, 2015
Variable Rate Demand Notes (VRDNs)	69.0%
Other Municipal Debt	19.8%
Investment Companies	9.4%
Net Other Assets (Liabilities)	1.8%

Current And Historical 7-Day Yields

	8/31/15	5/31/15	2/28/15	11/30/14	8/31/14
Fidelity® Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2015, the most recent period shown in the table, would have been -0.43%.

Fidelity® Arizona Municipal Money Market Fund

Investments August 31, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)	$200,000	$200,000
Arizona - 63.8%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,665,000	6,665,000
Series 2008 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	6,400,000	6,400,000
Series 2008 F, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,565,000	6,565,000
Series 2008 G, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	34,285,000	34,285,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	12,160,000	12,160,000
Series 2008 B, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2009 F, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
BB&T Muni. Trust Participating VRDN Series BBT 08 09, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,960,000	6,960,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.17% 9/8/15, LOC Bank of America NA, VRDN (a)(b)	730,000	730,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,200,000	7,200,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	2,139,675	2,139,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.05% 9/8/15, LOC Freddie Mac, VRDN (a)(b)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.17% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.03% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900,000	5,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	2,100,000	2,100,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,815,000	10,815,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	9,800,000	9,800,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.2% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	595,000	595,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	5,420,000	5,420,000
Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(b)	3,145,000	3,145,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.03% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,920,000	2,920,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series MS 3078, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.02% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	10,920,000	10,920,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	11,950,000	11,950,000
		255,379,675
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	400,000	400,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 9/1/15, VRDN (a)(b)	100,000	100,000
Series 1988, 0.14% 9/1/15, VRDN (a)(b)	300,000	300,000
Series 1994, 0.14% 9/1/15, VRDN (a)(b)	200,000	200,000
Series 1999 A, 0.1% 9/8/15, VRDN (a)	400,000	400,000
		1,000,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (a)	1,300,000	1,300,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.25% 9/1/15, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	300,000	300,000
		1,800,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.21% 9/8/15, VRDN (a)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2013 B, 0.01% 9/1/15, LOC Bank of America NA, VRDN (a)	1,465,000	1,465,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.22% 9/8/15, VRDN (a)(b)	200,000	200,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	500,000	500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (a)	900,000	900,000
Series 2012 A, 0.14% 9/8/15, VRDN (a)(b)	200,000	200,000
		1,100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	730,000	730,000
Texas - 0.5%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	850,000	850,000
Series 2004, 0.27% 9/8/15, VRDN (a)(b)	200,000	200,000
Series 2010 B, 0.3% 9/1/15, VRDN (a)	200,000	200,000
		1,850,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 9/8/15, VRDN (a)(b)	250,000	250,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $265,834,675)		265,834,675

Other Municipal Debt - 20.2%
Arizona - 18.9%
Arizona Ctfs. of Prtn. Bonds:
Series 2010 A, 5% 10/1/15	750,000	752,872
Series 2015, 1% 9/1/15	2,365,000	2,365,000
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2005 A1, 5% 9/1/15	3,995,000	3,995,000
Series 2015 A, 2% 9/1/15	4,000,000	4,000,000
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/16	3,490,000	3,622,677
Arizona Trans. Board Hwy. Rev. Bonds Series 2005 B, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,500,000	2,539,891
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds Series 2009 A, 5% 10/1/15	1,100,000	1,104,345
Phoenix Civic Impt. Corp.:
Series 2014 A1:
0.05% 10/5/15, LOC Bank of America NA, CP	4,000,000	4,000,000
0.06% 10/2/15, LOC Bank of America NA, CP	4,000,000	4,000,000
Series 2014 A2, 0.09% 10/5/15, LOC Barclays Bank PLC, CP	4,000,000	4,000,000
Series 2014 B1, 0.05% 10/5/15, LOC Bank of America NA, CP (b)	3,900,000	3,900,000
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/16	1,595,000	1,638,771
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
(Arizona Salt River Proj.) Series 2009 B, 4% 1/1/16	2,425,000	2,455,218
Series 2005 A:
4.75% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	2,050,000	2,080,314
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,063,911
Series 2006 A, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,015,563
Series C:
0.03% 9/15/15, CP	3,900,000	3,900,000
0.05% 10/5/15, CP	4,000,000	4,000,000
0.08% 9/3/15, CP	4,200,000	4,200,000
Surprise Pledged Rev. Bonds Series 2015, 3% 7/1/16	2,685,000	2,742,813
Tempe Excise Tax Rev. Bonds Series 2015, 2% 7/1/16	4,000,000	4,055,710
Tucson Gen. Oblig. Bonds Series 2015, 2% 7/1/16	5,700,000	5,773,147
Tucson Street & Hwy. User Rev. Bonds Series 2015, 3% 7/1/16	1,700,000	1,735,890
Tucson Wtr. Rev. Bonds Series 2012 A, 4% 7/1/16	3,480,000	3,586,295
		75,527,417
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.08%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,500,000	1,500,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	200,000	200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.45% tender 9/28/15, CP mode (b)	500,000	500,000
Series 1990 A1, 0.5% tender 10/9/15, CP mode (b)	1,400,000	1,400,000
		1,900,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/23/15, CP mode (b)	300,000	300,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/23/15, CP mode	1,200,000	1,200,000
		1,500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 10/8/15, CP mode (b)	100,000	100,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $80,727,417)		80,727,417
	Shares	Value

Investment Company - 8.3%
Fidelity Municipal Cash Central Fund, 0.02% (d)(e)	33,017,000	33,017,000
(Cost $33,017,000)
TOTAL INVESTMENT PORTFOLIO - 94.9%
(Cost $379,579,092)		379,579,092
NET OTHER ASSETS (LIABILITIES) - 5.1%		20,552,816
NET ASSETS - 100%		$400,131,908

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$15,565

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $346,562,092)	$346,562,092
Fidelity Central Funds (cost $33,017,000)	33,017,000
Total Investments (cost $379,579,092)		$379,579,092
Cash		19,801,700
Receivable for fund shares sold		3,474,432
Interest receivable		390,882
Distributions receivable from Fidelity Central Funds		480
Receivable from investment adviser for expense reductions		4,471
Other receivables		550
Total assets		403,251,607
Liabilities
Payable for fund shares redeemed	$3,101,088
Distributions payable	208
Accrued management fee	18,394
Other affiliated payables	9
Total liabilities		3,119,699
Net Assets		$400,131,908
Net Assets consist of:
Paid in capital		$400,123,344
Accumulated undistributed net realized gain (loss) on investments		8,564
Net Assets, for 399,865,143 shares outstanding		$400,131,908
Net Asset Value, offering price and redemption price per share ($400,131,908 ÷ 399,865,143 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2015
Investment Income
Interest		$289,059
Income from Fidelity Central Funds		15,565
Total income		304,624
Expenses
Management fee	$2,075,348
Independent trustees' compensation	1,744
Miscellaneous	4,521
Total expenses before reductions	2,081,613
Expense reductions	(1,818,515)	263,098
Net investment income (loss)		41,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,995
Total net realized gain (loss)		32,995
Net increase in net assets resulting from operations		$74,521

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,526	$40,719
Net realized gain (loss)	32,995	11,323
Net increase in net assets resulting from operations	74,521	52,042
Distributions to shareholders from net investment income	(41,500)	(40,804)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,097,997,054	1,152,542,029
Reinvestment of distributions	38,708	38,505
Cost of shares redeemed	(1,115,202,618)	(1,143,354,086)
Net increase (decrease) in net assets and shares resulting from share transactions	(17,166,856)	9,226,448
Total increase (decrease) in net assets	(17,133,835)	9,237,686
Net Assets
Beginning of period	417,265,743	408,028,057
End of period	$400,131,908	$417,265,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Arizona Municipal Money Market Fund

		August 31,
Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from Investment OperationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–	–	–A	–	–
Total DistributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.06%	.09%	.16%	.19%	.26%
Expenses net of all reductions	.06%	.09%	.16%	.19%	.26%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$400,132	$417,266	$408,028	$388,993	$382,688

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$141,855,465	$7,841,490	$(375,765)	$7,465,725
Fidelity Arizona Municipal Money Market Fund	379,579,092	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$19,158	$1,247,731	$7,465,725
Fidelity Arizona Municipal Money Market Fund	145	8,422	–

The tax character of distributions paid was as follows:

August 31, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,675,085	$97,580	$4,772,665
Fidelity Arizona Municipal Money Market Fund	41,500	–	41,500

August 31, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$4,818,486	$384,484	$5,202,970
Fidelity Arizona Municipal Money Market Fund	40,804	–	40,804

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $37,041,327 and $25,791,963, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$218

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,814,760.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$2,052
Fidelity Arizona Municipal Money Market Fund	3,755

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2015, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 13, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity® funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,005.60	$2.78
Hypothetical-C		$1,000.00	$1,022.43	$2.80
Fidelity Arizona Municipal Money Market Fund	.07%
Actual		$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/12/15	10/09/15	$0.102
Fidelity Arizona Municipal Money Market Fund	10/12/15	10/09/15	$0.000

During fiscal year ended 2015, 100% of each fund's income dividends were free from federal income tax, and 1.81% and 18.02% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The funds hereby designate as a capital gain dividend with respect to the taxable year ended August 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Arizona Municipal Income Fund	$1,307,800
Fidelity Arizona Municipal Money Market Fund	$27,961

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AZI-SPZ-ANN-1015
1.536826.118

Fidelity® Municipal Money Market Fund Annual Report August 31, 2015

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/15	% of fund's investments 2/28/15	% of fund's investments 8/31/14
1 - 7	18.4	72.6	75.7
8 - 30	64.3	2.5	2.6
31 - 60	4.8	4.7	4.8
61 - 90	1.8	2.7	2.8
91 - 180	3.6	12.3	5.2
> 180	7.1	5.2	8.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	8/31/15	2/28/15	8/31/14
Fidelity Municipal Money Market Fund	30 Days	34 Days	42 Days
All Tax-Free Money Market Funds Average(a)	32 Days	32 Days	38 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	8/31/15	2/28/15	8/31/14
Fidelity Municipal Money Market Fund	33 Days	34 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of August 31, 2015
Variable Rate Demand Notes (VRDNs)	62.0%
Other Municipal Debt	23.5%
Investment Companies	10.6%
Net Other Assets (Liabilities)	3.9%

As of February 28, 2015
Variable Rate Demand Notes (VRDNs)	60.3%
Other Municipal Debt	30.9%
Investment Companies	9.0%

Current And Historical 7-Day Yields

	8/31/15	5/31/15	2/28/15	11/30/14	8/31/14
Fidelity® Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2015, the most recent period shown in the table, would have been -0.33%.

Investments August 31, 2015

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.05% 9/1/15, VRDN (a)	$10,600	$10,600
Series 2014 B, 0.05% 9/1/15, VRDN (a)	7,500	7,500
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/8/15, VRDN (a)(b)(c)	36,315	36,315
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.05% 9/1/15, VRDN (a)	1,800	1,800
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.03% 9/8/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	21,000	21,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.05% 9/1/15, VRDN (a)	3,000	3,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.05% 9/1/15, VRDN (a)	18,300	18,300
Univ. of Alabama at Birmingham Hosp. Rev.:
Series 2012 B, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	19,500	19,500
Series 2012 C, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.01% 9/8/15, LOC UBS AG, VRDN (a)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.05% 9/1/15, VRDN (a)(c)	31,800	31,800
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.05% 9/1/15, VRDN (a)(c)	15,000	15,000
(Alabama Pwr. Co. Proj.) Series D, 0.01% 9/1/15, VRDN (a)	21,450	21,450
		260,725
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.02% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	19,725	19,725
Participating VRDN Series Putters 4722, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.02% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	82,600	82,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	26,000	26,000
Series 1994 C, 0.01% 9/8/15 (ConocoPhillips Co. Guaranteed), VRDN (a)	3,000	3,000
Series 2002, 0.01% 9/8/15, VRDN (a)	15,700	15,700
		172,590
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	25,095	25,095
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	10,300	10,300
Series 2008 F, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	64,375	64,375
Series 2008 G, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	18,830	18,830
(Catholic Healthcare West Proj.):
Series 2005 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	13,930	13,930
Series 2008 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	33,500	33,500
Series 2008 B, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	23,800	23,800
Series 2009 F, 0.01% 9/8/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,750	39,750
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.21% 9/8/15, VRDN (a)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.05% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	29,500	29,500
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	2,295	2,295
(San Angelin Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,700	5,700
Series A2, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	2,595	2,595
(Village Square Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.17% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.25% 9/8/15, VRDN (a)	5,000	5,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	7,200	7,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,500	4,500
Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	2,480	2,480
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,200	5,200
Series Putters 3307, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,395	6,395
Series Putters XM0009, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series ROC II R 14060, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	1,000	1,000
		397,145
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 9/8/15, LOC Fannie Mae, VRDN (a)	6,730	6,730
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.27% 9/8/15, VRDN (a)(c)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.2% 9/8/15, LOC Royal Bank of Scotland PLC, VRDN (a)(c)	74,300	74,300
		117,740
California - 1.9%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	16,600	16,600
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.01% 9/8/15, LOC Citibank NA, VRDN (a)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	35,600	35,600
Series II R 11901, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.07% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	11,110	11,110
Series ROC II R 11974, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,555	4,555
California Gen. Oblig.:
Series 2003 A1, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,385	5,385
Series 2003 C1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	15,100	15,100
Series 2005 A2-1, 0.01% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	25,000	25,000
Series 2005 B1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	17,500	17,500
Series 2005 B4, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	18,100	18,100
California Health Facilities Fing. Auth. Rev.:
(Scripps Health Proj.) Series 2010 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	17,300	17,300
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	10,100	10,100
Participating VRDN Series DB 3294, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	10,125	10,125
California Hsg. Fin. Agcy. Rev. Series 2001 E, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	9,820	9,820
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	16,500	16,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.03% 9/8/15, LOC Citibank NA, VRDN (a)(c)	5,455	5,455
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 9/8/15, LOC Citibank NA, VRDN (a)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.17% 9/8/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500	1,500
Series ROC II R 11728, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)(c)	1,600	1,600
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	15,915	15,915
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	15,555	15,555
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	62,150	62,150
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	16,240	16,240
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,050	10,050
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	20,900	20,900
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,285	16,285
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	8,590	8,590
		540,700
Colorado - 1.0%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	27,580	27,580
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.12% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	1,025	1,025
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	40,460	40,460
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	49,140	49,140
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.03% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	14,160	14,160
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,030	14,030
Series Putters 4386, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.02% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	32,200	32,200
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,325	13,325
(Timberleaf Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	35,075	35,075
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 15 XM0007, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,600	5,600
		272,260
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN Series MT 842, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	1,500	1,500
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.):
Series U1, 0.01% 9/8/15, VRDN (a)	10,500	10,500
Series U2, 0.01% 9/8/15, VRDN (a)	10,245	10,245
Participating VRDN Series BA 15 XF0247, 0.06% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	8,614	8,614
Series 2014 D, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	52,230	52,230
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 2011 C2, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(c)	40,200	40,200
Series 2012 D3, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(c)	5,000	5,000
Series 2013 B5, 0.02% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(c)	12,010	12,010
(Mtg. Fin. Prog.) Series C3, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,500	5,500
Series 2008 E, 0.04% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (a)(c)	40,345	40,345
Series 2011 E3, 0.01% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,000	2,000
Series 2011 E4, 0.02% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(c)	15,900	15,900
		204,044
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.14% 9/1/15, VRDN (a)(c)	1,100	1,100
Series 1988, 0.14% 9/1/15, VRDN (a)(c)	6,900	6,900
Series 1993 C, 0.15% 9/8/15, VRDN (a)	5,450	5,450
Series 1994, 0.14% 9/1/15, VRDN (a)(c)	18,300	18,300
Series 1999 A, 0.1% 9/8/15, VRDN (a)	2,300	2,300
Series 1999 B, 0.1% 9/8/15, VRDN (a)(c)	9,900	9,900
		43,950
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000	9,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)	3,500	3,500
(Trenton Park Apts. Proj.) Series 2001, 0.08% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	5,435	5,435
District of Columbia Income Tax Rev. Participating VRDN:
Series BC 13 15U, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,200	4,200
Series EGL 14 0039, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
Series Putters 3369, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,495	6,495
Series Putters 4020, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,250	7,250
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.15% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	6,005	6,005
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	6,480	6,480
Series 1998 A Tranche III, 0.03% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,975	8,975
(The AARP Foundation Proj.) Series 2004, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	59,615	59,615
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	25,000	25,000
Series 2006 B, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	9,200	9,200
(Georgetown Univ. Proj.):
Series 2007 B2, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	18,585	18,585
Series 2007 C2, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	28,025	28,025
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	8,770	8,770
		224,635
Florida - 3.0%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	10,035	10,035
Broward County Arpt. Facilities Rev. Series 2007 A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	11,350	11,350
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.05% 9/8/15, LOC Citibank NA, VRDN (a)(c)	6,100	6,100
(Sanctuary Apts Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	15,520	15,520
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.01% 9/1/15, VRDN (a)(c)	64,100	64,100
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.03% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(c)	7,820	7,820
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	17,380	17,380
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.01% 9/1/15, VRDN (a)	39,000	39,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 14 0007, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Series Putters 3834 Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Series ROC II R 11884X, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	13,600	13,600
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,870	13,870
(Clarcona Groves Apts. Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	8,425	8,425
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	5,100	5,100
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,300	5,300
(Hunters Run Apts. Proj.) Series G, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,125	7,125
(Lynn Lake Apts. Proj.) Series B1, 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,900	13,900
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,150	7,150
(Riverwalk I Apts. Proj.) Series 2008 E, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	6,760	6,760
Series 2006 H, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,295	6,295
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.06% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	10,850	10,850
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	15,850	15,850
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	10,320	10,320
(Grande Oaks Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,900	6,900
(Hunters Run Apts. Proj.) Series 2002 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,970	7,970
(Meridian Pointe Apts. Proj.) Series 2005, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	11,100	11,100
(Morgan Creek Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.37% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	205	205
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.07% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	8,585	8,585
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	63,100	63,100
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,500	7,500
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.01% 9/1/15, VRDN (a)	4,000	4,000
Miami-Dade County:
Series 2014 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	59,800	59,800
Series 2014 B, 0.03% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	12,150	12,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	14,665	14,665
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.05% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(c)	19,400	19,400
Ocean Hwy. & Port Auth. Rev. 0.06% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	2,000	2,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	21,165	21,165
Series 2009 C1, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,735	3,735
Series 2009 C2, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	22,565	22,565
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	12,235	12,235
(Glenn Millenia Proj.) Series 2001 C, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,860	6,860
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	12,920	12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	19,900	19,900
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.04% 9/8/15, LOC Northern Trust Co., VRDN (a)	4,935	4,935
(Hospice of Palm Beach Proj.) Series 2001, 0.03% 9/8/15, LOC Northern Trust Co., VRDN (a)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.02% 9/8/15, LOC Northern Trust Co., VRDN (a)	5,045	5,045
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.02% 9/8/15, LOC Northern Trust Co., VRDN (a)	14,800	14,800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	405	405
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	11,785	11,785
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,400	7,400
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.02% 9/8/15, LOC Bank of New York, New York, VRDN (a)	16,105	16,105
		823,960
Georgia - 1.9%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,230	7,230
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.23% 9/8/15, VRDN (a)	37,700	37,700
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.15% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.25% 9/1/15, VRDN (a)	10,400	10,400
Series 2012, 0.27% 9/1/15, VRDN (a)(c)	2,000	2,000
Series 2013, 0.23% 9/8/15, VRDN (a)	68,000	68,000
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	47,400	47,400
Series 2010 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	30,505	30,505
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	20,450	20,450
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,750	6,750
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 B, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,225	19,225
Series 1985 B, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	9,100	9,100
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.04% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,235	9,235
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,035	4,035
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	7,030	7,030
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	15,555	15,555
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 9/8/15, VRDN (a)	23,300	23,300
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	63,100	63,100
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,300	9,300
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
Series WF 11 32C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,800	5,800
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.05% 9/8/15, VRDN (a)(c)	57,400	57,400
		526,915
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	6,755	6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,005	4,005
		17,425
Illinois - 4.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	1,800	1,800
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.04% 9/8/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	19,740	19,740
Chicago Midway Arpt. Rev. Series 2014 C, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	76,440	76,440
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.03% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	60,900	60,900
Chicago Wtr. Rev.:
Series 2000, 0.1% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	22,900	22,900
Series 2000-1, 0.1% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	23,200	23,200
Series 2004 A1, 0.1% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	81,165	81,165
Series 2004 A2, 0.1% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	46,715	46,715
Series 2004 A3, 0.1% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	35,900	35,900
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,595	7,595
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.17% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	2,800	2,800
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.14% 9/8/15, LOC BMO Harris Bank NA, VRDN (a)(c)	1,510	1,510
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.05% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(c)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	16,900	16,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.03% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	6,855	6,855
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	37,525	37,525
Series 2008 B2, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	36,725	36,725
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	30,545	30,545
Series 2008 B, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	30,540	30,540
(Museum of Science & Industry Proj.):
Series 2009 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	15,500	15,500
Series 2009 C, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	12,870	12,870
Series 2009 D, 0.02% 9/8/15, LOC Northern Trust Co., VRDN (a)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	14,420	14,420
(Rockford Mem. Hosp. Proj.) 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	60,800	60,800
(The Carle Foundation Proj.) Series 2009 C, 0.02% 9/8/15, LOC Northern Trust Co., VRDN (a)	9,100	9,100
Participating VRDN:
Series BA 15 XF0248, 0.06% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	12,855	12,855
Series EGL 06 115, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	5,445	5,445
Series Floaters 3342, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,300	3,300
Series MS 3332, 0.14% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,700	5,700
Series Putters 0022, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,205	11,205
Series Putters 3435, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,105	2,105
0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2009 A, 0.02% 9/8/15, LOC BMO Harris Bank NA, VRDN (a)	21,680	21,680
Series 2009 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	15,500	15,500
Series 2011 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	24,220	24,220
Illinois Gen. Oblig.:
Series 2003 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	63,600	63,600
Series 2003 B3, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	31,500	31,500
Series 2003 B4, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	25,100	25,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	17,900	17,900
(Valley View Apts. Proj.) 0.04% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	10,885	10,885
0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	39,500	39,500
Series 2007 A-2A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,000	17,000
Series 2007 A1, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)	117,900	117,900
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	19,900	19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.09% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	6,000	6,000
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	7,320	7,320
		1,161,805
Indiana - 1.4%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.11% 9/8/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,900	5,900
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	20,600	20,600
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.03% 9/8/15, VRDN (a)(c)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.02% 9/8/15 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	17,300	17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.02% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)	32,450	32,450
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	21,700	21,700
Series 2002 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,725	6,725
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	53,695	53,695
Series 2008 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	35,690	35,690
Series 2008 G, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 H, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	50,695	50,695
Series 2008 I, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 C, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	2,000	2,000
Series 2011 D, 0.01% 9/8/15, LOC Northern Trust Co., VRDN (a)	4,620	4,620
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Series 2011 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	14,980	14,980
Indiana Fin. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.01% 9/8/15, VRDN (a)	5,000	5,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.07% 9/8/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(c)	6,035	6,035
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.02% 9/8/15, LOC Bank of Nova Scotia, VRDN (a)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	31,395	31,395
		400,285
Iowa - 0.2%
Iowa Fin. Auth. Series 2005 C, 0.03% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	1,070	1,070
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	21,455	21,455
Series 2013 B2, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	10,830	10,830
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.07% 9/8/15, VRDN (a)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.08% 9/8/15, VRDN (a)(c)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.05% 9/8/15, LOC Northern Trust Co., VRDN (a)	5,200	5,200
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.03% 9/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,050	2,050
Series 2007, 0.03% 9/1/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,000	4,000
		61,705
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.1% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,005	14,005
		39,105
Kentucky - 1.4%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	16,800	16,800
Series 2006 B, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	28,500	28,500
Series 2008 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	68,600	68,600
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(c)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(c)	67,250	67,250
Series 1993 B, 0.05% 9/8/15 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(c)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.04% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	100	100
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	55,905	55,905
Series 2008 A2, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	31,000	31,000
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,100	9,100
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	12,565	12,565
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.04% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	7,450	7,450
Louisville & Jefferson County:
Series 2011 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	19,400	19,400
Series 2011 B, 0.01% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)	12,100	12,100
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.04% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	11,000	11,000
		400,240
Louisiana - 1.1%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	19,000	19,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	61,900	61,900
Series Putters 3806, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,990	9,990
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.05% 9/8/15, LOC Freddie Mac, VRDN (a)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	23,300	23,300
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	13,115	13,115
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.02% 9/8/15, VRDN (a)(c)	1,000	1,000
Series 2003, 0.02% 9/8/15, VRDN (a)(c)	15,650	15,650
(C-Port LLC Proj.) Series 2008, 0.06% 9/8/15, LOC Bank of America NA, VRDN (a)	4,720	4,720
(Christus Health Proj.):
Series 2009 B2, 0.01% 9/8/15, LOC Bank of New York, New York, VRDN (a)	6,700	6,700
Series 2009 B3, 0.01% 9/8/15, LOC Bank of New York, New York, VRDN (a)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.22% 9/8/15, VRDN (a)	36,800	36,800
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.03% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	34,300	34,300
Series 2010 B, 0.03% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	51,400	51,400
		302,110
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.1% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	3,600	3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	25,150	25,150
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	24,000	24,000
		52,750
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	3,400	3,400
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.02% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.03% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 15 XF0246, 0.07% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	5,055	5,055
Series ROC II R 11437, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,020	6,020
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	5,100	5,100
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.03% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	10,000	10,000
Series 2008 C, 0.03% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	8,450	8,450
		134,615
Massachusetts - 0.2%
Massachusetts Clean Wtr. Trust Participating VRDN Series Clipper 06 11, 0.05% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	49,205	49,205
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 14 0012, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Series Putters 3990, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
		61,205
Michigan - 0.4%
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,890	4,890
Series 22 A, 0.02% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	20,300	20,300
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2005 E, 0.01% 9/8/15, VRDN (a)	22,825	22,825
Series B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	8,290	8,290
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	33,100	33,100
0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	6,000	6,000
		98,405
Minnesota - 0.4%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	4,040	4,040
Hennepin County Gen. Oblig. Series 2013 C, 0.01% 9/8/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	32,800	32,800
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.07% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	44,000	44,000
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.07% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	3,600	3,600
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	7,775	7,775
		105,350
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	14,000	14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.08% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	7,600	7,600
		38,600
Missouri - 0.5%
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,400	11,400
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Series 2008 B1, 0.01% 9/1/15, LOC Barclays Bank PLC, VRDN (a)	18,530	18,530
Participating VRDN:
Series EGL 07 0001, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Series Putters 3546, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,300	11,300
Series Putters 3929, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2003 C2, 0.01% 9/8/15, VRDN (a)	23,200	23,200
Series 2003 C3, 0.01% 9/8/15, VRDN (a)	14,300	14,300
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 0.01% 9/8/15, VRDN (a)	23,200	23,200
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	26,700	26,700
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.04% 9/8/15 (Liquidity Facility Freddie Mac), VRDN (a)	1,900	1,900
St. Charles County Pub. Wtr. Sup Series 2011, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900	2,900
		144,615
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 9/8/15, VRDN (a)(c)	450	450
Nebraska - 0.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 B, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	28,300	28,300
Series 2010 C, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(c)	97,440	97,440
Series 2013 F, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(c)	22,400	22,400
Series 2014 B, 0.01% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(c)	8,700	8,700
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.03% 9/8/15 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (a)(c)	10,000	10,000
		176,840
Nevada - 2.7%
Clark County Arpt. Rev.:
Series 2008 A2, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	37,650	37,650
Series 2008 B2, 0.02% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	49,460	49,460
Series 2008 C1, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	122,900	122,900
Series 2008 C2, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	16,975	16,975
Series 2008 C3, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	44,475	44,475
Series 2008 D 2A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Series 2008 D 2B, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	11,975	11,975
Series 2008 D3, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	80,060	80,060
Series 2011 B1, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)(c)	87,725	87,725
Series 2011 B2, 0.02% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(c)	89,795	89,795
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	7,500	7,500
Series Putters 3158, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	32,110	32,110
Series ROC II R 11507, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	2,400	2,400
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) Series 2009 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 A, 0.03% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(c)	42,800	42,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.01% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	69,850	69,850
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,410	7,410
Reno Cap. Impt. Rev. Series 2005 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	12,200	12,200
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.02% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)	7,800	7,800
Series 2009 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	17,900	17,900
Series 2009 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	6,900	6,900
		763,885
New Hampshire - 0.1%
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	16,400	16,400
New Jersey - 0.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	9,000	9,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.14% 9/8/15, VRDN (a)	9,500	9,500
Series 2012 A, 0.14% 9/8/15, VRDN (a)(c)	16,100	16,100
		34,600
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.01% 9/8/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,175	5,175
New York - 17.1%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	34,005	34,005
Nassau Health Care Corp. Rev.:
Series 2009 D1, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	14,980	14,980
Series 2009 D2, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	17,300	17,300
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 14 0004, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,695	5,695
Series Putters 14 0013, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,650	6,650
Series ROC II R 14045, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	5,400	5,400
Series 2004 A2, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	35,700	35,700
Series 2004 A3, 0.01% 9/8/15, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,990	10,990
Series 2004 H2 0.01% 9/8/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	31,950	31,950
Series 2004 H3, 0.01% 9/8/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	29,005	29,005
Series 2004 H6, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	15,105	15,105
Series 2004 H8, 0.01% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (a)	11,635	11,635
Series 2006 E3, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	54,200	54,200
Series 2006 E4, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	44,600	44,600
Series 2006 I7, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	20,900	20,900
Series 2008 J10, 0.01% 9/8/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	31,465	31,465
Series 2011 A4, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	39,000	39,000
Series 2012 G, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (a)	22,200	22,200
Series 2012 G3, 0.01% 9/8/15 (Liquidity Facility Citibank NA), VRDN (a)	115,850	115,850
Series 2013 A5, 0.01% 9/8/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	13,605	13,605
Series 2013 F3, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	9,575	9,575
Series 2014 D3, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,400	8,400
Series 2015 F4, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	30,600	30,600
Series 2015 F5, 0.01% 9/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	32,200	32,200
Series 2015 F6, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	30,500	30,500
Series 2104 1, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,000	4,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 D, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	19,180	19,180
Series 2008 E, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	22,385	22,385
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	34,000	34,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.03% 9/8/15, LOC Citibank NA, VRDN (a)(c)	8,000	8,000
(Cook Street Apts. Proj.) Series A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,480	4,480
(Courtland Avenue Apts. Proj.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,905	7,905
(East 165th Street Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	7,665	7,665
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	9,525	9,525
(First Avenue Dev. Proj.) Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,000	13,999
Series 2011 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	37,900	37,900
(255 West 9th Street Proj.) Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	69,435	69,435
(90 Washington Street Proj.) Series 2005 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)	13,100	13,100
(Brittany Dev. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	44,500	44,500
(James Tower Dev. Proj.) Series 2002 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)	4,700	4,700
(Linden Plaza Proj.) Series 2008 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	64,455	64,455
(Morris Avenue Apts. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	36,000	36,000
(One Columbus Place Dev. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	71,015	71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	4,150	4,150
(Sierra Dev. Proj.) Series A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	41,935	41,935
(Two Gold Street Proj.) Series 2006 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)	1,000	1,000
(Westport Dev. Proj.) Series 2004 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	61,000	61,000
Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	51,500	51,500
Series 2009 A:
0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	11,700	11,700
0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	8,700	8,700
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	14,000	14,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BC 13 16U, 0.05% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Series EGL 06 69 Class A, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	16,400	16,400
Series EGL 06 74 Class A, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	7,045	7,045
Series EGL 09 46A, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	19,130	19,130
Series putters 3231Z, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,675	8,675
Series Putters 3384, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
Series Putters 3496Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,025	7,025
Series ROC II R 11931, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,750	3,750
Series 2000 C, 0.01% 9/8/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,000	5,000
Series 2008 B1:
0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,000	5,000
0.01% 9/8/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	40,000	40,000
Series 2008 B3, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	30,300	30,300
Series 2008 BB3, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	42,900	42,900
Series 2008 BB4, 0.01% 9/8/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	13,200	13,200
Series 2011 DD, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,000	10,000
Series 2012 B, 0.01% 9/1/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	19,100	19,100
Series 2012 B2, 0.01% 9/1/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	9,800	9,800
Series 2014 AA, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,230	10,230
Series 2014 BB1, 0.01% 9/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	10,000	10,000
Series 2015 BB3, 0.01% 9/8/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	58,650	58,650
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 4084Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850	3,850
Series ROC II R 11994, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,500	4,500
Series ROC II R 14082, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
Series 1999 A2, 0.01% 9/8/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	14,400	14,400
Series 2001 A, 0.01% 9/8/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	59,450	59,450
Series 2003 1E, 0.02% 9/8/15 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	10,710	10,710
Series 2003 A2, 0.01% 9/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	36,100	36,100
Series 2013 A, 0.01% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,650	7,650
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	20,025	20,025
(The Pierpont Morgan Library Proj.) Series 2004, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	13,600	13,600
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,640	2,640
Series ROC II R 14005, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	36,360	36,360
(Rockefeller Univ. Proj.) Series 2009 B, 0.01% 9/8/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,275	2,275
(Univ. of Rochester Proj.) Series 2003 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	33,385	33,385
Participating VRDN:
ROC II R 11944, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	5,150	5,150
Series EGL 07 0002, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	18,000	18,000
Series EGL 07 0066, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	31,025	31,025
Series ROC II R 11535, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,590	3,590
Series ROC II R 11722, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	2,935	2,935
Series ROC II R 11943, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	5,580	5,580
Series 2006 A2, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	8,300	8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	78,045	78,045
(101 West End Hsg. Proj.):
Series 1998 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	38,400	38,400
Series 1999 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	52,850	52,850
Series 2000 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	21,000	21,000
(125 West 31st Street Proj.) Series 2005 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	97,300	97,300
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	49,900	49,900
Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	8,000	8,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,495	13,495
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	86,500	86,500
(360 West 43rd Street Hsg. Proj.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	62,100	62,100
0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	30,000	30,000
(66 West 38th Street Hsg. Proj.) Series A:
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	4,000	4,000
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	39,500	39,500
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	3,700	3,700
(88 Leonard Street Proj.) Series 2005 A, 0.02% 9/8/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,100	11,100
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	59,000	59,000
(Biltmore Tower Hsg. Proj.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	43,300	43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	68,800	68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	34,400	34,400
(East 39th Street Hsg. Proj.):
Series 1999 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	21,700	21,700
Series 2000 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	21,000	21,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	11,530	11,530
(Helena Hsg. Proj.) Series 2003 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,000	9,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.05% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.05% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	11,300	11,300
(Shore Hill Hsg. Proj.) Series 2008 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	19,500	19,500
(South Cove Plaza Proj.) Series A, 0.03% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	9,050	9,050
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	10,000	10,000
Series 2002 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	74,800	74,800
(Tribeca Park Proj.) Series 1997 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	28,875	28,875
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	26,000	26,000
Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	62,600	62,600
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	26,700	26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	47,600	47,600
Series 1997 A, 0.01% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	35,000	35,000
Series 2000 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	14,500	14,500
Series 2001 A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	31,300	31,300
Series 2004 A, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	52,950	52,950
Series 2008 A:
0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	13,400	13,400
0.02% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	51,700	51,700
Series 2009 B, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	10,700	10,700
Series 2010 A:
0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	33,055	33,055
0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	27,800	27,800
Series 2012 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	19,300	19,300
Series 2012 A1, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	19,600	19,600
Series 2013 A:
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	6,000	6,000
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	59,700	59,700
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	29,500	29,500
Series 2013 A3, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	39,150	39,150
Series 2014 A:
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	15,250	15,250
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	22,750	22,750
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	14,200	14,200
0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	14,800	14,800
Series 2015 A, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	13,350	13,350
Series 2015 A2:
0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	5,200	5,200
0.01% 9/8/15, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
Series A, 0.01% 9/8/15, LOC Freddie Mac, VRDN (a)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	24,100	24,100
Series 2003 M1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	12,355	12,355
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank)(a)(d)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.01% 9/8/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	99,345	99,344
Series 2008 B7V, 0.01% 9/8/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,000	25,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.01% 9/8/15, LOC Royal Bank of Canada, VRDN (a)	8,000	8,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.02% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(c)	17,800	17,800
Series 2004 C2, 0.01% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(c)	4,000	4,000
Series 2005 A1, 0.01% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)	4,150	4,150
Series 2010 A4, 0.01% 9/8/15, LOC Bank of Nova Scotia, VRDN (a)(c)	16,500	16,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	4,900	4,900
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	9,690	9,690
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 B, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,700	15,700
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B2, 0.01% 9/1/15, LOC Wells Fargo Bank NA, VRDN (a)	4,500	4,500
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	15,800	15,800
		4,791,988
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.06% 9/8/15 (Liquidity Facility Citibank NA) (a)(c)(d)	151,450	151,450
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	11,680	11,680
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	37,615	37,615
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,000	5,000
Series 2006 B, 0.01% 9/8/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,160	1,160
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.04% 9/8/15 (Liquidity Facility Bank of America NA), VRDN (a)	13,410	13,410
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.3% 9/8/15, VRDN (a)(c)	5,000	5,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.01% 9/8/15, LOC Rabobank Nederland New York Branch, VRDN (a)	13,185	13,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	38,165	38,165
Series EGL 14 0051, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	14,220	14,220
Series EGL 14 0052, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	58,165	58,165
Series ROC II R 11850, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	12,600	12,600
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	26,200	26,200
Series 2009 C, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	31,800	31,800
Participating VRDN:
Series 15 XF0147, 0.03% 9/8/15 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	9,365	9,365
Series BC 10 31W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,625	3,625
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	38,585	38,585
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.02% 9/8/15, LOC Cr. Industriel et Commercial, VRDN (a)	48,280	48,280
Piedmont Triad Arpt. Auth. Series 2008 B, 0.04% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)(c)	7,000	7,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	28,900	28,900
		411,780
North Dakota - 0.0%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.32% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	300	300
Ohio - 0.8%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,985	7,985
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,900	8,900
Series 2000, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	31,700	31,700
Series 2007 M, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.13% 9/8/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	32,600	32,600
Middletown Hosp. Facilities Rev. Series 2008 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	11,800	11,800
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.01% 9/8/15, VRDN (a)	8,400	8,400
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2008 A, 0.01% 9/8/15, LOC PNC Bank NA, VRDN (a)	5,100	5,100
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Series Putters 3558, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800	4,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.03% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	10,490	10,490
Series 2004 D, 0.04% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	1,300	1,300
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.03% 9/8/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(c)	5,500	5,500
Ohio State Univ. Gen. Receipts:
Series 2001, 0.01% 9/8/15, VRDN (a)	17,880	17,880
Series 2010 E, 0.01% 9/8/15, VRDN (a)	77,700	77,700
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	2,900	2,900
		235,555
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.04% 9/8/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(c)	10,120	10,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	1,250	1,250
		11,370
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,300	10,300
Series 2008 C, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,500	16,500
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Oregon Gen. Oblig. Participating VRDN:
Series ROC II R 11949, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,615	3,615
Series WF11 57 C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	10,795	10,795
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.01% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	34,730	34,730
Series Eighteen B, 0.03% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	46,350	46,350
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	3,400	3,400
(New Columbia - Trouton Proj.) Series 2005, 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	5,525	5,525
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.05% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,500	9,500
		164,270
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,665	8,665
Series 2005 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	6,885	6,885
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.03% 9/8/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	1,490	1,490
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	12,835	12,835
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 9/8/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,210	2,210
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	11,015	11,015
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.02% 9/8/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	19,290	19,290
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.04% 9/8/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,555	4,555
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	8,670	8,670
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	15,705	15,705
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	7,245	7,245
Luzerne County Convention Ctr. Series 2012, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	6,200	6,200
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.02% 9/8/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,900	9,900
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	7,760	7,760
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.17% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	300	300
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 9/8/15, LOC Citibank NA, VRDN (a)(c)	2,085	2,085
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,590	3,590
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)(c)	18,705	18,705
Series 2005 C2, 0.03% 9/8/15, LOC Royal Bank of Canada, VRDN (a)(c)	10,855	10,855
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 9/8/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	985	985
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series C, 0.02% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	6,900	6,900
Eighth Series E, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.01% 9/8/15, LOC Bank of America NA, VRDN (a)	11,400	11,400
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	10,175	10,175
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	2,745	2,745
		208,045
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	32,800	32,800
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	22,200	22,200
(Rhode Island School of Design Proj.):
Series 2008 A, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	48,740	48,740
Series 2008 B, 0.01% 9/8/15, LOC TD Banknorth, NA, VRDN (a)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,170	15,170
		126,420
South Carolina - 0.4%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.01% 9/1/15, VRDN (a)	1,000	1,000
Series 1999 B, 0.02% 9/1/15, VRDN (a)(c)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 D, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	4,970	4,970
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.02% 9/8/15, LOC Bank of New York, New York, VRDN (a)	9,870	9,870
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	50,000	50,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.06% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.04% 9/8/15, LOC TD Banknorth, NA, VRDN (a)(c)	13,790	13,790
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.04% 9/8/15, LOC TD Banknorth, NA, VRDN (a)(c)	20,700	20,700
		117,630
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.05% 9/8/15, LOC Fannie Mae, VRDN(a)(c)	6,500	6,500
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	14,475	14,475
Series 2003, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2004, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	11,010	11,010
Series 2005, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	35,135	35,135
Series 2008, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	25,160	25,160
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	31,510	31,510
Series 2011 B, 0.02% 9/8/15, LOC PNC Bank NA, VRDN (a)	4,240	4,240
Series 2013 A, 0.02% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.04% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.05% 9/8/15, VRDN (a)(c)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.05% 9/8/15, LOC Rabobank Nederland, VRDN (a)(c)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.04% 9/8/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	13,845	13,845
Series 2002, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	4,290	4,290
Series 2004, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	21,810	21,810
Series 2006, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	10,545	10,545
Series 2008, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)	15,090	15,090
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	67,475	67,475
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.2%, tender 3/28/16 (a)	14,675	14,675
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		403,815
Texas - 5.8%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.03% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	49,700	49,700
Series 2005 2, 0.03% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	49,650	49,650
Series 2005 3, 0.03% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	28,000	28,000
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,810	3,810
Series 2008, 0.02% 9/8/15, LOC Citibank NA, VRDN (a)	15,880	15,880
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	5,540	5,540
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.02% 9/1/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	3,800	3,800
Series 2002 A, 0.02% 9/1/15, LOC Bank of America NA, VRDN (a)(c)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.05% 9/8/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(c)	6,250	6,250
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.03% 9/8/15, LOC Citibank NA, VRDN (a)(c)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.03% 9/8/15, LOC Citibank NA, VRDN (a)(c)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	12,500	12,500
Series 2001, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	17,500	17,500
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	24,800	24,800
(Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.04% 9/8/15, LOC PNC Bank NA, VRDN (a)(c)	47,300	47,300
Series 2008, 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,390	5,390
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,980	6,980
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.02% 9/8/15, LOC Bank of America NA, VRDN (a)	14,400	14,400
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.15% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	8,260	8,260
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.01% 9/8/15, VRDN (a)	31,100	31,100
(YMCA of the Greater Houston Area Proj.):
Series 2013 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	27,100	27,100
Series 2013 D, 0.01% 9/8/15, VRDN (a)	8,500	8,500
Participating VRDN Series Putters 15 3, 0.03% 9/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(d)	13,965	13,965
Series 2014 C, 0.01% 9/8/15, VRDN (a)	10,000	10,000
Series 2014 D, 0.01% 9/8/15, VRDN (a)	16,300	16,300
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	2,205	2,205
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	6,280	6,280
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,310	7,310
(Primrose at Bammel Apts. Proj.) Series 2005, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,880	7,880
(Quail Chase Apts. Proj.) Series 1999, 0.04% 9/8/15, LOC Gen. Elec. Cap. Corp., VRDN (a)(c)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,550	11,550
Houston Arpt. Sys. Rev. Series 2010, 0.03% 9/8/15, LOC Barclays Bank PLC, VRDN (a)	69,815	69,815
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.06% 9/8/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	6,345	6,345
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.04% 9/8/15, LOC Citibank NA, VRDN (a)(c)	8,720	8,720
(Little Nell Apts. Proj.) Series 2003, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,900	11,900
(Mayfair Park Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,500	5,500
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	14,400	14,400
Series ROC II R 11411, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	9,290	9,290
Series 2004 B3, 0.01% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,600	10,600
Series 2004 B4, 0.01% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	41,700	41,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/8/15, VRDN (a)(c)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.02% 9/8/15 (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,890	7,890
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Leander Independent School District Participating VRDN Series BC 10 28W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,250	9,250
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.1% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	11,950	11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	22,305	22,305
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.3% 9/1/15, VRDN (a)	3,200	3,200
Series 2004, 0.27% 9/8/15, VRDN (a)(c)	99,850	99,850
Series 2009 A, 0.3% 9/1/15, VRDN (a)	1,300	1,300
Series 2009 B, 0.3% 9/1/15, VRDN (a)	25,390	25,390
Series 2009 C, 0.3% 9/1/15, VRDN (a)	5,800	5,800
Series 2010 D, 0.3% 9/1/15, VRDN (a)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.02% 9/8/15, VRDN (a)(c)	24,000	24,000
Series 2001, 0.02% 9/8/15, VRDN (a)(c)	25,000	25,000
Series 2010 A, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	1,000	1,000
Series 2012, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	15,000	15,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 9/8/15 (Total SA Guaranteed), VRDN (a)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.02% 9/8/15, LOC BNP Paribas SA, VRDN (a)(c)	50,000	50,000
0.02% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(c)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,700	1,700
Series Putters 3560, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,015	9,015
Series Putters 3688Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,570	4,570
Series Putters 4356, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,750	17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	6,315	6,315
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	12,870	12,870
Series 2011 E, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	18,365	18,365
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	58,900	58,900
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.01% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	22,430	22,430
Participating VRDN Series Putters 4363, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.11% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	1,950	1,950
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,580	1,580
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	11,180	11,180
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,500	11,500
(Chisholm Trail Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,100	5,100
(Pinnacle Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,265	13,265
(Residences at Sunset Pointe Proj.) Series 2006, 0.08% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	5,980	5,980
(Windshire Apts. Proj.) Series 2007, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,300	13,300
Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	11,100	11,100
Series 2006, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	13,490	13,490
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	19,900	19,900
Fund II Series 2007 A, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	33,875	33,875
Participating VRDN:
Series 15 XF0075, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series DB 448, 0.08% 9/8/15 (Liquidity Facility Deutsche Bank AG) (a)(c)(d)	5,565	5,565
Series MS 3404, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,550	11,550
Series Putters 3478, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Series Putters 3480, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,495	7,495
Series 2012 A, 0.01% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	16,600	16,600
Series 2015 B, 0.01% 9/8/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	21,300	21,300
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,185	9,185
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series 15 XF0067, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,180	2,180
Series 2008 B2, 0.01% 9/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	20,800	20,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.01% 9/8/15, VRDN (a)	13,300	13,300
		1,612,640
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)	8,865	8,865
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 9/8/15, LOC Canadian Imperial Bank of Commerce, VRDN (a)	12,170	12,170
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.01% 9/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,000	11,000
Utah County Hosp. Rev. Participating VRDN Series 15 ZF0221, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,665	11,665
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	8,485	8,485
		52,185
Virginia - 0.8%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.04% 9/8/15, LOC Freddie Mac, VRDN (a)(c)	4,000	4,000
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.02% 9/8/15, VRDN (a)	28,270	28,270
Participating VRDN Series MS 3309, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	10,000	10,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.02% 9/8/15, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.01% 9/8/15, VRDN (a)	13,430	13,430
Series 2003 C, 0.01% 9/8/15, VRDN (a)	15,000	15,000
Series 2003 D, 0.01% 9/8/15, VRDN (a)	14,840	14,840
Series 2003 E, 0.01% 9/8/15, VRDN (a)	32,950	32,950
Series 2003 F, 0.01% 9/8/15, VRDN (a)	27,900	27,900
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.08% 9/8/15, LOC Bank of America NA, VRDN (a)	3,500	3,500
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	3,240	3,240
Series 2001, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	2,750	2,750
Series 2006, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	4,200	4,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.04% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	10,000	10,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	24,390	24,390
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.02% 9/8/15 (Liquidity Facility Royal Bank of Canada) (a)(d)	6,770	6,770
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,370	3,370
Series ROC II R 11923, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	3,680	3,680
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		234,325
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Series 2008 B, 0.02% 9/8/15 (Liquidity Facility MUFG Union Bank NA), VRDN (a)	12,000	12,000
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.06% 9/8/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,499
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.04% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	16,540	16,540
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	21,775	21,775
Series Putters 15 XM0012, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,950	6,950
Series ROC II R 11962, 0.02% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	108,830	108,830
Series 2008, 0.02% 9/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	128,715	128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.04% 9/8/15 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)	7,535	7,535
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	20,000	20,000
Series E, 0.03% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)(c)	17,300	17,300
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.02% 9/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	14,136	14,136
Series GS 06 7T, 0.02% 9/8/15 (Liquidity Facility Wells Fargo & Co.) (a)(d)	16,395	16,395
Series MS 33 864X, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,500	2,500
Series Putters 3385, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,295	12,295
Series Putters 3388, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Putters 3501Z, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,660	11,660
Series Putters 3539, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series Putters 3854, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Series putters 4033, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,100	5,100
Series ROC 14090, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	4,700	4,700
Series ROC II R 14074, 0.03% 9/8/15 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series WF 11-16C, 0.03% 9/8/15 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0083, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,375	9,375
Series 15 XF0132, 0.03% 9/8/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,065	7,065
Series 15 XF0148, 0.02% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 0.06% 9/8/15 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
Series Solar 07 66, 0.02% 9/8/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	19,570	19,570
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	18,105	18,105
(Ballard Landmark Inn Proj.) Series 2015 A, 0.04% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(c)	26,890	26,890
(Crestview Apts. Proj.) Series 2004, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	11,700	11,700
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.04% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(c)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.03% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	7,375	7,375
(Merrill Gardens at Renton Centre Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.03% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	4,000	4,000
(Reserve at SeaTac Apts. Proj.) Series 2015, 0.02% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,500	7,500
(Silver Creek Apts. Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.04% 9/8/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(c)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	25,400	25,400
(Vintage Mount Vernon Proj.) Series A, 0.04% 9/8/15, LOC Fannie Mae, VRDN (a)(c)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.02% 9/8/15, LOC Fannie Mae, VRDN (a)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.02% 9/8/15, LOC Freddie Mac, VRDN (a)	4,585	4,585
		855,305
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.02% 9/8/15, LOC Deutsche Bank AG, VRDN (a)(c)	8,700	8,700
Series 1990 B, 0.02% 9/8/15, LOC Deutsche Bank AG, VRDN (a)(c)	8,700	8,700
Series 1990 C, 0.02% 9/8/15, LOC Deutsche Bank AG, VRDN (a)(c)	4,400	4,400
Series 1990 D, 0.02% 9/8/15, LOC Deutsche Bank AG, VRDN (a)(c)	4,500	4,500
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.03% 9/8/15, LOC MUFG Union Bank NA, VRDN (a)(c)	43,200	43,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.03% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(c)	45,775	45,775
Series 2009 A, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	25,775	25,775
Series 2009 B, 0.02% 9/8/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.02% 9/8/15, LOC Mizuho Bank Ltd., VRDN (a)(c)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.02% 9/8/15, LOC Branch Banking & Trust Co., VRDN (a)	6,400	6,400
(Pallottine Health Svcs. Proj.) 0.1% 9/8/15, LOC Fifth Third Bank, Cincinnati, VRDN (a)	175	175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.03% 9/8/15, LOC Bank of America NA, VRDN (a)(c)	6,580	6,580
		224,125
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.02% 9/8/15 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	41,880	41,880
(Oakwood Village Proj.) Series 2005, 0.02% 9/8/15, LOC BMO Harris Bank NA, VRDN (a)	19,610	19,610
Participating VRDN Series Floaters 3184, 0.03% 9/8/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,860	11,860
Series 2011 B, 0.02% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
0.01% 9/8/15, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		110,650
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.23% 9/8/15, VRDN (a)(c)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.05% 9/8/15, LOC Wells Fargo Bank NA, VRDN (a)(c)	5,000	5,000
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 9/8/15, VRDN (a)(c)	19,500	19,500
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 C, 0.01% 9/1/15, VRDN (a)(c)	1,800	1,800
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.02% 9/8/15, LOC Bank of Nova Scotia, VRDN (a)	10,630	10,630
		38,130
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $17,356,712)		17,356,712

Other Municipal Debt - 23.5%
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 5% 12/1/15	2,325	2,353
Alaska - 0.4%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	105,500	108,242
Anchorage Gen. Oblig. Bonds:
Series A, 1.25% 9/1/15	1,655	1,655
Series D, 1.25% 9/1/15	7,200	7,200
		117,097
Arizona - 0.3%
Phoenix Civic Impt. Corp.:
Series 2014 A1:
0.05% 10/5/15, LOC Bank of America NA, CP	6,000	6,000
0.06% 10/2/15, LOC Bank of America NA, CP	8,500	8,500
Series 2014 A2, 0.09% 10/5/15, LOC Barclays Bank PLC, CP	18,800	18,800
Series 2014 B1, 0.05% 10/5/15, LOC Bank of America NA, CP (c)	36,100	36,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.03% 9/15/15, CP	15,400	15,400
0.05% 10/5/15, CP	10,200	10,200
		95,000
California - 1.5%
California Gen. Oblig. Bonds 6% 4/1/16	4,435	4,584
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	109,865	114,136
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/23/15 (Liquidity Facility Wells Fargo Bank NA), CP	10,500	10,500
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	277,000	280,849
		410,069
Colorado - 0.6%
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	105,000	106,266
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.2%, tender 3/28/16 (a)	41,540	41,540
Series 2015 B, 0.2%, tender 3/28/16 (a)	8,570	8,570
Series 2015 C, 0.2%, tender 3/28/16 (a)	11,645	11,645
		168,021
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 10/1/15, CP mode	4,600	4,600
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.1% 7/1/16 (a)	20,900	20,900
Series 2014 C, 4% 6/15/16	22,700	23,356
Series 2014 E, 2% 9/1/15	15,000	15,000
Series 2015 A, 2% 3/15/16	8,800	8,884
Series 2015 B, 2% 6/15/16	11,900	12,059
Series 2015 D, 0.1% 6/15/16 (a)	11,770	11,770
Danbury Gen. Oblig. BAN Series 2015, 2% 7/21/16	7,000	7,103
Greenwich Gen. Oblig. BAN 1.25% 1/21/16	15,000	15,062
		118,734
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C, 5% 10/1/15	8,000	8,032
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.03% tender 9/8/15, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B:
0.05% 10/2/15, LOC Landesbank Hessen-Thuringen, CP	12,500	12,500
0.08% 9/3/15, LOC Landesbank Hessen-Thuringen, CP	6,000	6,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	20,300	20,300
0.07% 11/2/15, LOC JPMorgan Chase Bank, CP	10,200	10,200
0.07% 11/4/15, LOC JPMorgan Chase Bank, CP	30,400	30,400
0.11% 12/8/15, LOC JPMorgan Chase Bank, CP	13,600	13,600
		98,000
Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.1% tender 10/5/15, LOC Bank of America NA, CP mode	21,140	21,140
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	37,239	37,836
Florida Board of Ed. Lottery Rev. Bonds Series 2010 E, 5% 7/1/16	1,800	1,867
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 A, 5% 6/1/16	4,080	4,225
Series 2009 D, 5.5% 6/1/16	7,910	8,217
Florida Dept. of Envir. Protection Rev. Bonds Series 2014 A, 5% 7/1/16	4,865	5,057
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	22,000	22,000
Florida Gen. Oblig. Bonds Series 2015 A, 4% 7/1/16 (f)	7,780	8,021
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	22,295	22,295
0.08% 9/8/15, LOC JPMorgan Chase Bank, CP	29,256	29,256
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.05% 9/24/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,600	13,600
0.06% 10/15/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
0.07% 11/19/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	26,700	26,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds 1% 10/1/15	1,515	1,516
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 9/4/15, LOC Barclays Bank PLC, CP	31,310	31,310
Jea Bulk Pwr. Supply Sys. Rev. Bonds (Scherer 4 Proj.) Series 2014 A, 2% 10/1/15	2,095	2,098
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23, 5% 10/1/15	1,925	1,933
Miami-Dade County School District:
Bonds Series 2015, 5% 3/15/16	2,325	2,385
TAN Series 2015, 1% 2/25/16	220,000	220,874
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2005 B:
5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	3,000	3,012
5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	3,000	3,012
Series 2009 C, 5% 10/1/15	2,000	2,008
Series 2011 A, 0.2%, tender 3/28/16 (a)	24,600	24,600
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.22%, tender 3/28/16 (a)	28,200	28,200
Series 2014 A1, 0.22%, tender 3/28/16 (a)	20,300	20,300
RBC Muni. Products, Inc. Trust Bonds:
Series RBC E 62, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)(e)	28,500	28,500
Series RBC E 64, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)(e)	17,800	17,800
Series RBC E 65, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)(e)	7,200	7,200
Series RBC E 66, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)(e)	6,645	6,645
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.22%, tender 3/28/16 (a)	26,415	26,415
		633,632
Georgia - 1.3%
Atlanta Arpt. Rev.:
Series E2, 0.16% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (c)	460	460
Series E3, 0.14% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,223	2,223
Series E4, 0.16% 2/3/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP (c)	3,500	3,500
Fulton County Gen. Oblig. TAN 5% 12/31/15	129,500	131,568
Georgia Gen. Oblig. Bonds:
Series 2011 E2, 4.5% 9/1/15	3,000	3,000
Series 2012 A, 5% 7/1/16	3,040	3,157
Series 2014 A, 5% 2/1/16	13,990	14,268
Series 2015 A, 5% 2/1/16	19,500	19,889
Series PZ 271, 0.04%, tender 10/1/15 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	5,045	5,045
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A:
0.05% tender 10/7/15, LOC Barclays Bank PLC, CP mode	11,500	11,500
0.1% tender 9/4/15, LOC Barclays Bank PLC, CP mode	1,050	1,050
Series A, 0.1% 10/14/15, LOC Wells Fargo Bank NA, CP	5,465	5,465
Series B:
0.03% 10/2/15, LOC TD Banknorth, NA, CP	17,900	17,900
0.05% 10/5/15, LOC TD Banknorth, NA, CP	40,522	40,522
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.08%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (a)	102,940	102,940
		362,487
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 5% 12/1/15	3,900	3,947
Honolulu City & County Gen. Oblig. Bonds:
Series 2009 F, 5% 9/1/15	3,115	3,115
Series A, 5% 10/1/15	7,890	7,922
		14,984
Idaho - 0.0%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.07%, tender 9/1/15 (a)	11,418	11,418
Illinois - 0.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B1, 0.13% 9/17/15, LOC Wells Fargo Bank NA, CP (c)	8,500	8,500
Series 2011 B2, 0.12% 9/17/15, LOC Wells Fargo Bank NA, CP	4,723	4,723
Series 2011 D1, 0.1% 9/17/15, LOC BMO Harris Bank NA, CP (c)	8,628	8,628
Series 2011 D2, 0.08% 9/17/15, LOC BMO Harris Bank NA, CP	2,751	2,751
Illinois Fin. Auth. Ed. Rev. Series L:
0.06% 10/1/15, LOC PNC Bank NA, CP	25,100	25,100
0.08% 9/4/15, LOC PNC Bank NA, CP	25,100	25,100
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.22%, tender 3/28/16 (a)	32,850	32,850
(Advocate Health Care Proj.) Series 2008 C B3, 0.35%, tender 7/21/16 (a)	5,245	5,245
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.07% tender 11/2/15, CP mode	16,900	16,900
0.1% tender 10/5/15, CP mode	2,685	2,685
Series 2012 I:
0.07% tender 10/2/15, CP mode	26,760	26,760
0.1% tender 10/5/15, CP mode	25,000	25,000
Series 2009 B, 0.09% tender 10/2/15, CP mode	17,000	17,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A:
5% 12/15/15	8,740	8,861
5% 6/15/16	7,735	8,019
		218,122
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.02% tender 9/15/15, CP mode	20,300	20,300
0.03% tender 9/8/15, CP mode	55,235	55,235
0.03% tender 9/9/15, CP mode	44,945	44,945
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (a)	14,700	14,706
Indianapolis Gas Util. Sys. Rev. 0.08% 10/15/15, LOC JPMorgan Chase Bank, CP	33,900	33,900
		169,086
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2014 B, 0.116% 9/1/15 (a)	7,400	7,400
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 9/18/15, CP mode	10,800	10,800
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds:
(Consolidated Golf Course Projs.) Series 2015, 5% 4/1/16	905	930
Series 2012, 5% 4/1/16	6,060	6,228
Series 2013, 5% 4/1/16	6,960	7,153
Series 2014, 5% 4/1/16	5,215	5,359
Series 2015:
5% 4/1/16	1,645	1,690
5% 4/1/16	670	688
5% 4/1/16	2,590	2,662
Baltimore County Gen. Oblig.:
Bonds 5% 2/1/16	2,000	2,040
0.03% 10/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	33,800	33,800
0.04% 10/1/15 (Liquidity Facility Mizuho Bank Ltd.), CP	43,600	43,600
0.07% 9/2/15 (Liquidity Facility Mizuho Bank Ltd.), CP	21,400	21,400
0.09% 9/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	33,900	33,900
Howard County Gen. Oblig. Bonds (Consolidated Pub. Impt. Proj.) Series 2015 A, 5% 2/15/16	4,805	4,910
Maryland Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/16	5,000	5,125
Series 2007, 5% 3/15/16	1,000	1,026
Series 2008 1, 5% 3/1/16	3,000	3,072
Series 2013 A, 5% 3/1/16	1,415	1,448
5% 3/15/16	8,880	9,108
Montgomery County Gen. Oblig. Bonds:
Series 2013 MD, 0.1%, tender 12/1/15 (a)	40,000	40,000
Series 2014 A, 5% 11/1/15	12,500	12,601
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Bonds Series 2013, 4% 4/1/16 (c)	22,230	22,703
Prince Georges County Gen. Oblig. Bonds Series 2011 A, 5% 9/15/15	3,465	3,471
		262,914
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds 0.45% tender 9/28/15 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	28,000	28,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 9/28/15, CP mode	24,100	24,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	20,300	20,663
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.5% tender 10/2/15 (Massachusetts Elec. Co. Guaranteed), CP mode (c)	8,100	8,100
		80,863
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 0.22%, tender 3/28/16 (a)	8,445	8,445
Michigan Bldg. Auth. Rev. Series 6, 0.04% 9/1/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	114,710	114,710
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.1%, tender 12/1/15 (a)	24,770	24,770
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.2%, tender 3/28/16 (a)	19,655	19,655
0.2%, tender 3/28/16 (a)	14,210	14,210
0.2%, tender 3/28/16 (a)	33,770	33,770
(Trinity Health Sys. Proj.) Series 2008 C:
0.03% tender 10/2/15, CP mode	54,300	54,300
0.07% tender 11/2/15, CP mode	41,855	41,855
0.07% tender 11/3/15, CP mode	17,600	17,600
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.04% tender 10/1/15, CP mode	7,600	7,600
0.04% tender 10/22/15, CP mode	20,700	20,700
0.05% tender 10/15/15, CP mode	9,510	9,510
0.06% tender 9/2/15, CP mode	12,800	12,800
Series J1:
0.04% 10/6/15, CP	5,250	5,250
0.06% 10/1/15, CP	5,000	5,000
0.08% 9/18/15, CP	16,365	16,365
		406,540
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds Series 2005, 5% 10/1/15	2,650	2,660
Minnesota State Gen. Fdg. Rev. Bonds Series 2012 B, 4% 3/1/16	9,820	10,006
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.09% 10/2/15, CP	7,700	7,700
Univ. of Minnesota Rev.:
Series 2005 A:
0.04% 10/1/15, CP	17,750	17,750
0.04% 10/5/15, CP	10,900	10,900
0.06% 10/15/15, CP	11,760	11,760
Series A, 0.06% 10/2/15, CP	18,000	18,000
		78,776
Missouri - 0.1%
Curators of the Univ. of Missouri Series A:
0.06% 9/2/15, CP	1,000	1,000
0.06% 10/5/15, CP	2,745	2,745
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2006 B, 5% 5/1/16 (Pre-Refunded to 5/1/16 @ 100)	3,675	3,790
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	13,600	13,767
		21,302
Nebraska - 0.5%
Lincoln Elec. Sys. Rev. Bonds Series 2005, 5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	14,965	14,965
Nebraska Pub. Pwr. District Rev.:
Bonds:
Series 2012 A, 3% 1/1/16	1,250	1,261
Series 2012 C, 5% 1/1/16	2,215	2,250
Series 2013 A, 5% 1/1/16	1,000	1,016
Series A:
0.03% 9/15/15, CP	16,700	16,700
0.05% 10/5/15, CP	13,700	13,700
0.07% 9/3/15, CP	16,300	16,300
0.08% 10/15/15, CP	16,200	16,200
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 C, 3% 2/1/16	3,780	3,823
Series A:
0.03% 9/16/15, CP	7,500	7,500
0.04% 9/17/15, CP	7,500	7,500
0.05% 9/30/15, CP	6,750	6,750
0.06% 9/23/15, CP	12,000	12,000
0.07% 9/1/15, CP	7,150	7,150
0.07% 9/24/15, CP	1,370	1,370
0.07% 9/25/15, CP	7,000	7,000
		135,485
Nevada - 0.3%
Clark County Fuel Tax Bonds Series 2006 A, 5% 6/1/16	1,885	1,952
Clark County School District Bonds:
Series 2012 A, 5% 6/15/16	14,300	14,821
Series 2014 A, 5.5% 6/15/16	8,000	8,323
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 12/1/15	1,200	1,211
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A:
0.07% 11/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	12,900	12,900
0.15% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,750	8,750
Series 2006 B:
0.03% 10/15/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,750	6,750
0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,000	23,000
		77,707
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 9/28/15, CP mode (c)	24,960	24,960
0.45% tender 10/8/15, CP mode (c)	4,200	4,200
Series 1990 A1:
0.5% tender 10/2/15, CP mode (c)	23,700	23,700
0.5% tender 10/9/15, CP mode (c)	4,500	4,500
Series 1990 B:
0.47% tender 9/28/15, CP mode	16,100	16,100
0.5% tender 9/25/15, CP mode	1,000	1,000
		74,460
New Jersey - 1.6%
Essex County Gen. Oblig. BAN Series 2015, 1.25% 9/22/15	13,250	13,259
North Brunswick Township Gen. Oblig. BAN Series 2015 A, 2% 7/29/16	3,100	3,146
Parsippany Troy Hills Township Gen. Oblig. BAN 1.25% 9/25/15	9,182	9,188
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)(e)	372,700	372,700
Union County Gen. Oblig. BAN 2% 6/24/16	53,100	53,812
		452,105
New York - 0.7%
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 11/12/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	23,995	23,995
New York City Gen. Oblig. Bonds:
Series 2012, 5% 8/1/16	5,000	5,216
Series 2015 1, 2% 8/1/16	14,965	15,186
Series 2015 D, 2% 8/1/16	4,030	4,089
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2012 A:
5% 11/1/15	4,810	4,849
5% 11/1/15 (Escrowed to Maturity)	760	766
Series 2013 D, 5% 11/1/15	4,655	4,693
5% 11/1/15	6,765	6,820
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.09% 9/10/15, LOC Barclays Bank PLC, CP	57,700	57,700
Series 2D:
0.02% 9/10/15, LOC Citibank NA, CP	35,100	35,100
0.06% 9/11/15, LOC Citibank NA, CP	18,000	18,000
New York State Gen. Oblig. Bonds Series 2011 C, 4% 9/1/15	2,025	2,025
Three Village Central School District BAN Series 2015, 2% 8/26/16	15,900	16,165
		194,604
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D:
0.05% 10/15/15, CP	10,000	10,000
0.05% 10/15/15, CP	15,900	15,900
0.06% 10/15/15, CP	5,000	5,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2005 A, 5% 1/1/16 (Escrowed to Maturity)	1,000	1,015
North Carolina Gen. Oblig. Bonds Series 2009 A, 5% 3/1/16	6,320	6,471
North Carolina Ltd. Oblig. Bonds Series 2014 C, 5% 5/1/16	10,080	10,397
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2012 A:
3% 1/1/16	1,220	1,230
3% 1/1/16 (Escrowed to Maturity)	280	282
5% 1/1/16	4,520	4,591
5% 1/1/16 (Escrowed to Maturity)	1,010	1,026
Series A:
5.25% 1/1/16	2,030	2,063
5.25% 1/1/16 (Escrowed to Maturity)	1,880	1,911
		59,886
Ohio - 0.5%
Franklin County Rev. Bonds Series 2013 OH, 0.03%, tender 12/1/15 (a)	18,050	18,050
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.13% tender 11/5/15, CP mode	8,700	8,700
0.14% tender 12/3/15, CP mode	21,200	21,200
0.16% tender 2/3/16, CP mode	15,700	15,700
0.17% tender 1/6/16, CP mode	23,350	23,350
Series 2008 B6:
0.09% tender 9/1/15, CP mode	22,400	22,400
0.12% tender 10/5/15, CP mode	14,100	14,100
0.13% tender 11/5/15, CP mode	6,600	6,600
		130,100
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.04% 10/6/15, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.05% 10/6/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.06% 10/6/15, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.06% 10/6/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.09% 9/1/15, LOC State Street Bank & Trust Co., Boston, CP	8,500	8,500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.2%, tender 3/28/16 (a)	12,185	12,185
		29,685
Oregon - 0.1%
Oregon Gen. Oblig. Bonds Series 2011 L, 5% 5/1/16	1,950	2,012
Portland Swr. Sys. Rev. Bonds:
Series 2015 A, 5% 6/1/16	30,100	31,169
Series 2015 B, 5% 6/1/16	3,745	3,878
Portland Wtr. Sys. Rev. Bonds Series 2013 A, 5% 10/1/15	2,970	2,982
		40,041
Pennsylvania - 0.1%
Pennsylvania Gen. Oblig. Bonds Series 2006, 5% 3/1/16	3,795	3,885
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	19,100	19,371
		23,256
South Carolina - 0.7%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	18,300	18,446
Charleston County School District BAN Series 2015 A, 0.75% 11/13/15	33,425	33,467
Richland County Gen. Oblig. Bonds Series 2014 B, 4% 3/1/16	2,665	2,715
Scago Edl. Facilities Corp. for Pickens School District Bonds (School District of Pickens County Proj.) Series 2015, 5% 12/1/15	2,500	2,529
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2015 A, 1.5% 3/1/16	29,660	29,851
Series 2015 D, 2% 3/1/16 (f)	104,160	105,061
South Carolina Gen. Oblig. Bonds:
Series 2011 A, 5% 3/1/16	11,000	11,262
Series 2015 A:
5% 4/1/16	2,140	2,198
5% 4/1/16	1,560	1,603
		207,132
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds:
Series 2004 C, 5.25% 9/1/15	1,000	1,000
Series 2010 A, 4% 5/1/16	8,055	8,252
		9,252
Texas - 4.2%
Joya Independent School District Bonds Series 2015, 2% 2/15/16 (Permanent School Fund of Texas Guaranteed)	4,225	4,260
Porte Independent School District Bonds Series 2015, 3% 2/15/16 (Permanent School Fund of Texas Guaranteed)	6,390	6,471
Austin Elec. Util. Sys. Rev. Series A:
0.1% 9/17/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,150	6,150
0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	36,200	36,200
Calhoun County Independent School District Bonds Series 2014, 3% 2/15/16 (Permanent School Fund of Texas Guaranteed)	5,315	5,383
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series 2009 A, 5% 12/1/15	1,785	1,806
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2011, 5% 10/1/15	1,015	1,019
Garland Series 2015, 0.1% 9/3/15, LOC Citibank NA, CP	5,000	5,000
Grand Prairie Independent School District Bonds 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,775	3,771
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.22%, tender 3/28/16 (a)	33,900	33,900
Harris County Gen. Oblig.:
Bonds 0% 10/1/15	9,045	9,043
Series D, 0.02% 9/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	13,118	13,118
Harris County Metropolitan Trans. Auth.:
Series A1:
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	25,950	25,950
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	20,800	20,800
0.17% 1/15/16 (Liquidity Facility JPMorgan Chase Bank), CP	20,000	20,000
Series A3:
0.15% 12/10/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
0.16% 12/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Houston Arpt. Sys. Rev. Series A:
0.11% 9/10/15, LOC Royal Bank of Canada, CP (c)	15,000	15,000
0.12% 11/10/15, LOC Royal Bank of Canada, CP (c)	10,000	10,000
0.12% 12/9/15, LOC Royal Bank of Canada, CP (c)	19,500	19,500
Houston Gen. Oblig.:
Bonds Series 2011 A, 5% 3/1/16	5,000	5,119
Series E1, 0.05% 9/30/15, LOC Citibank NA, CP	5,000	5,000
Houston Independent School District Bonds:
Series 2005 A, 0% 2/15/16 (Permanent School Fund of Texas Guaranteed)	5,500	5,496
Series 2014 B, 5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,915	4,001
Houston Util. Sys. Rev.:
Bonds Series 2011 E, 5% 11/15/15	5,510	5,565
Series B3:
0.05% 10/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,500	13,500
0.05% 10/8/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,000	5,000
0.07% 9/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	16,900	16,900
Series B4:
0.04% 10/1/15, LOC State Street Bank & Trust Co., Boston, CP	5,000	5,000
0.07% 9/10/15, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
0.12% 10/6/15, LOC State Street Bank & Trust Co., Boston, CP	10,000	10,000
Karnes City Independent School District Bonds Series 2015, 3% 8/15/16 (Permanent School Fund of Texas Guaranteed)	5,545	5,687
Lower Colorado River Auth. Rev.:
Bonds:
(LCRA Transmission Svcs. Corp. Proj.) Series 2015, 4% 5/15/16	5,025	5,152
5% 5/15/16	7,610	7,855
Series A:
0.05% 10/5/15, LOC JPMorgan Chase Bank, CP	13,100	13,100
0.05% 10/6/15, LOC JPMorgan Chase Bank, CP	41,385	41,385
0.06% 9/3/15, LOC JPMorgan Chase Bank, CP	34,000	34,000
0.06% 11/3/15, LOC JPMorgan Chase Bank, CP	10,341	10,341
0.1% 10/6/15, LOC JPMorgan Chase Bank, CP	20,300	20,300
Series B, 0.05% 9/4/15, LOC State Street Bank & Trust Co., Boston, CP	9,173	9,173
0.06% 11/3/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,600	12,600
McKinney Independent School District Bonds Series 2015 A, 1.5% 2/15/16 (Permanent School Fund of Texas Guaranteed)	7,780	7,827
Richardson Independent School District Bonds:
Series 2015 A, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed)	3,025	3,036
Series 2015, 1% 2/15/16 (Permanent School Fund of Texas Guaranteed)	7,470	7,496
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2009 A, 5% 2/1/16	1,000	1,020
San Antonio Gen. Oblig. Bonds:
Series 2014, 5% 2/1/16	6,315	6,440
Series 2015, 5% 2/1/16	13,700	13,974
San Antonio Independent School District Bonds Series 2015, 1.25% 2/15/16 (Permanent School Fund of Texas Guaranteed)	8,615	8,655
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.22%, tender 3/28/16 (a)	23,200	23,200
Series 2013 B, 0.22%, tender 3/28/16 (a)	21,100	21,100
Texas A&M Univ. Rev. Series 1993 B, 0.1% 10/1/15, CP	16,305	16,305
Texas Gen. Oblig. Bonds:
Series 2006, 5% 4/1/16 (Pre-Refunded to 4/1/16 @ 100)	5,000	5,133
Series 2008 A, 5% 10/1/15	6,495	6,521
Series 2009 A, 5% 10/1/15	700	703
Series 2010 A, 5% 10/1/15	1,000	1,004
Series 2010 B, 5% 4/1/16	1,700	1,747
Series 2011, 5% 10/1/15	4,080	4,096
Series 2015 B, 2% 10/1/15	1,535	1,537
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.05% 10/7/15, LOC Barclays Bank PLC, CP	5,300	5,300
0.1% 9/4/15, LOC Barclays Bank PLC, CP	45,200	45,200
0.1% 10/9/15, LOC Barclays Bank PLC, CP	22,685	22,685
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2014 A, 5% 7/1/16	7,400	7,688
Series 2015 A, 1% 2/1/16	6,815	6,838
Series 2015 C, 1% 2/1/16	4,470	4,485
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 4.5% 4/1/16	2,465	2,525
Series 2007, 5% 4/1/16	2,785	2,861
Travis County Gen. Oblig. Bonds Series 2006:
4.25% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	2,370	2,417
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	3,020	3,083
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.02% 9/17/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,200	10,200
0.03% 9/11/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.03% 9/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,431	6,431
0.03% 9/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.04% 9/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,900	14,900
0.05% 10/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,768	15,768
0.05% 10/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.05% 11/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,800	16,800
0.05% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.05% 12/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,500	11,500
0.05% 12/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,600	13,600
0.06% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,400	18,400
0.06% 9/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	20,000	20,000
0.06% 10/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,454	13,454
0.06% 10/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.06% 11/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.06% 11/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.06% 11/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,500	14,500
0.06% 11/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,400	12,400
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,560	7,560
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,630	16,630
0.08% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.08% 9/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,232	15,232
0.08% 9/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,000	17,000
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,900	16,900
0.09% 10/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,200	14,200
0.09% 10/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	21,705	21,705
0.12% 12/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,200	16,200
Univ. of Texas Permanent Univ. Fund Rev. Bonds Series 2015 B, 2% 7/1/16	8,745	8,868
Upper Trinity Reg'l. Wtr. District 0.06% 10/15/15, LOC Bank of America NA, CP	16,300	16,300
		1,180,869
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 5% 7/1/16	5,000	5,192
Series 2013 B1, 0.08% 11/20/15 (Liquidity Facility JPMorgan Chase Bank), CP	12,000	12,000
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/16	5,050	5,248
		22,440
Virginia - 0.8%
Fairfax County Gen. Oblig. Bonds:
Series 2014 B, 1.5% 10/1/15	8,500	8,509
Series 2015 A, 2% 10/1/15	11,370	11,387
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.2%, tender 3/28/16 (a)	37,900	37,900
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/23/15, CP mode (c)	23,400	23,400
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.22%, tender 3/28/16 (a)	24,835	24,835
Series 2010 C, 0.22%, tender 3/28/16 (a)	13,688	13,688
Series 2012 A, 0.22%, tender 3/28/16 (a)	38,570	38,570
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.03% 9/15/15, CP	23,800	23,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/23/15, CP mode	5,500	5,500
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/16	8,325	8,492
(Pub. Higher Ed. Fing. Prog.) Series 2010 A1, 5% 9/1/15	3,700	3,700
21st Century College and Equip. Progs.) Series 2011 A, 5% 2/1/16	2,615	2,667
Series 2012 A:
5% 9/1/15	5,000	5,000
5% 2/1/16	5,955	6,074
Series 2014 A, 5% 2/1/16	500	510
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 B, 3% 9/1/15	7,785	7,785
Virginia Commonwealth Trans. Board Rev. Bonds (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	5,000	5,166
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series 2007, 5% 10/1/15	1,000	1,004
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Bonds Series 2010, 5% 11/1/15	3,000	3,024
		231,011
Washington - 0.4%
Energy Northwest Elec. Rev. Bonds:
Series 2006 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	4,450	4,619
Series 2008 A, 5.25% 7/1/16	2,535	2,637
Series 2014 A, 3% 7/1/16	6,545	6,689
King County #405 Bellevue Bonds Series 2014, 5% 12/1/15 (Washington Gen. Oblig. Guaranteed)	4,613	4,667
Port of Seattle Rev. Series B1, 0.12% 9/4/15, LOC Bank of America NA, CP (c)	15,055	15,055
Seattle Gen. Oblig. Bonds Series 2015 A, 5% 6/1/16	6,095	6,308
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/16	2,250	2,294
5% 9/1/15	15,260	15,260
Seattle Wtr. Sys. Rev. Bonds Series 2015:
2% 11/1/15	4,350	4,363
2% 5/1/16	12,880	13,028
Univ. of Washington Univ. Revs.:
Series 8, 0.1% 11/9/15, CP	12,500	12,500
Series A, 0.12% 11/4/15, CP	15,900	15,900
Washington Gen. Oblig. Bonds 5% 1/1/16	3,000	3,048
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1989 B, 7.125% 7/1/16 (Bonneville Pwr. Administration Guaranteed)	4,715	4,982
		111,350
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996:
0.45% tender 10/8/15, CP mode (c)	3,700	3,700
0.45% tender 10/8/15, CP mode (c)	10,700	10,700
		14,400
Wisconsin - 1.0%
Milwaukee Gen. Oblig. Bonds:
Series 2014 N2, 5% 4/1/16	12,195	12,537
Series 2015 N2, 2% 3/15/16	21,585	21,791
Wisconsin Gen. Oblig.:
Bonds:
Series 1998 1, 5.5% 11/1/15	4,885	4,928
Series 2010 C, 5% 5/1/16	1,950	2,011
Series 2014 2, 4% 5/1/16	3,500	3,587
Series 2005 A, 0.03% 9/16/15 (Liquidity Facility Bank of New York, New York), CP	14,441	14,441
Series 2006 A, 0.05% 10/15/15 (Liquidity Facility Bank of New York, New York), CP	27,053	27,053
Series 2013 A:
0.05% 10/15/15 (Liquidity Facility Bank of New York, New York), CP	19,915	19,915
0.09% 9/1/15 (Liquidity Facility Bank of New York, New York), CP	5,385	5,385
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.2%, tender 3/28/16 (a)	37,235	37,235
Series 2014 B1, 0.22%, tender 3/28/16 (a)	23,400	23,400
Series 2014 B2, 0.22%, tender 3/28/16 (a)	19,150	19,150
Wisconsin Trans. Rev.:
Series 1997 A:
0.05% 10/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,999	17,999
0.05% 10/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,179	16,179
Series 2006 A:
0.05% 10/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,301	1,301
0.05% 10/5/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,484	11,484
Series 2013 A:
0.09% 9/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	35,015	35,015
0.11% 10/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,900	11,900
		285,311
TOTAL OTHER MUNICIPAL DEBT
(Cost $6,574,724)		6,574,724
	Shares	Value (000s)

Investment Company - 10.6%
Fidelity Municipal Cash Central Fund, 0.02% (g)(h)
(Cost $2,968,469)	2,968,468,134	2,968,469
TOTAL INVESTMENT PORTFOLIO - 96.1%
(Cost $26,899,905)		26,899,905
NET OTHER ASSETS (LIABILITIES) - 3.9%		1,087,380
NET ASSETS - 100%		$27,987,285

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $483,885,000 or 1.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$22,000
Georgia Gen. Oblig. Bonds Series PZ 271, 0.04%, tender 10/1/15 (Liquidity Facility Wells Fargo & Co.)	8/12/15	$5,045
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 11/12/15 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$23,995
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.11%, tender 9/3/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/2/15	$372,700
RBC Muni. Products, Inc. Trust Bonds Series RBC E 62, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch)	7/30/15	$28,500
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/9/15	$17,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 65, 0.11%, tender 1/4/16 (Liquidity Facility Royal Bank of Canada New York Branch)	7/16/15	$7,200
RBC Muni. Products, Inc. Trust Bonds Series RBC E 66, 0.11%, tender 11/2/15 (Liquidity Facility Royal Bank of Canada New York Branch)	8/3/15	$6,645

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,157
Total	$1,157

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,931,436)	$23,931,436
Fidelity Central Funds (cost $2,968,469)	2,968,469
Total Investments (cost $26,899,905)		$26,899,905
Cash		1,278,350
Receivable for securities sold on a delayed delivery basis		2,900
Receivable for fund shares sold		363,637
Interest receivable		18,746
Distributions receivable from Fidelity Central Funds		56
Prepaid expenses		95
Other receivables		237
Total assets		28,563,926
Liabilities
Payable for investments purchased
Regular delivery	$62,473
Delayed delivery	113,082
Payable for fund shares redeemed	399,581
Distributions payable	25
Accrued management fee	1,028
Other affiliated payables	127
Other payables and accrued expenses	325
Total liabilities		576,641
Net Assets		$27,987,285
Net Assets consist of:
Paid in capital		$27,987,072
Accumulated undistributed net realized gain (loss) on investments		213
Net Assets, for 27,976,800 shares outstanding		$27,987,285
Net Asset Value, offering price and redemption price per share ($27,987,285 ÷ 27,976,800 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2015
Investment Income
Interest		$19,656
Income from Fidelity Central Funds		1,157
Total income		20,813
Expenses
Management fee	$74,050
Transfer agent fees	38,047
Accounting fees and expenses	1,499
Custodian fees and expenses	295
Independent trustees' compensation	120
Registration fees	341
Audit	80
Legal	94
Miscellaneous	168
Total expenses before reductions	114,694
Expense reductions	(96,719)	17,975
Net investment income (loss)		2,838
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,838
Net increase in net assets resulting from operations		$4,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,838	$2,963
Net realized gain (loss)	1,838	2,773
Net increase in net assets resulting from operations	4,676	5,736
Distributions to shareholders from net investment income	(2,840)	(2,914)
Distributions to shareholders from net realized gain	(1,692)	(1,154)
Total distributions	(4,532)	(4,068)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	83,865,666	83,642,529
Reinvestment of distributions	4,111	3,752
Cost of shares redeemed	(84,530,489)	(83,592,348)
Net increase (decrease) in net assets and shares resulting from share transactions	(660,712)	53,933
Total increase (decrease) in net assets	(660,568)	55,601
Net Assets
Beginning of period	28,647,853	28,592,252
End of period	$27,987,285	$28,647,853

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Money Market Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from Investment OperationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	–A	–A	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.40%	.40%	.41%	.42%	.43%
Expenses net of fee waivers, if any	.06%	.09%	.15%	.18%	.26%
Expenses net of all reductions	.06%	.09%	.15%	.18%	.26%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$27,987	$28,648	$28,592	$24,688	$23,224

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred due trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$26,899,905

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$226
Undistributed long-term capital gain	$174

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Tax-exempt Income	2,840	2,914
Long-term Capital Gains	1,692	1,154
Total	$4,532	$ 4,068

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $96,471.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $186.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $62.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity® Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Municipal Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 15, 2015

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 219 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the month in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity® funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)

Year of Election or Appointment: 2013

Deputy Treasurer

Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period-B March 1, 2015 to August 31, 2015
Actual	.07%	$1,000.00	$1,000.10	$.35
Hypothetical-C		$1,000.00	$1,024.85	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses.

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $1,500,927 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 26.4% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MMM-ANN-1015
1.538360.118

Item 2.

Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$34,000	$-	$2,100	$1,700
Fidelity Municipal Money Market Fund	$60,000	$-	$2,100	$10,700

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Money Market Fund	$33,000	$-	$2,200	$1,800
Fidelity Municipal Money Market Fund	$59,000	$-	$2,200	$9,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$4,730,000	$4,935,000
Tax Fees	$-	$-
All Other Fees	$-	$20,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2015A	August 31, 2014A,B
PwC	$6,065,000	$6,080,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015